Business segment information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 24,198	$ 22,867	$ 48,718	$ 46,517
Ireland
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	9,385	7,951	18,424	16,192
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	3,681	3,672	7,648	7,487
U.S.
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	8,168	6,201	16,716	14,840
Rest of World
Segment Reporting Information [Line Items]
Depreciation, amortization and reduction in carrying value of right-of-use assets	$ 2,964	$ 5,043	$ 5,930	$ 7,998